S000091479 [Member] N-1A Cover	Sep. 12, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	CARILLON SERIES TRUST
Entity Central Index Key	0000897111
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 12, 2025
Prospectus Date	Sep. 12, 2025